Offsets	Apr. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-294994
Initial Filing Date	Apr. 10, 2026
Fee Offset Claimed	$ 2,994.08
Explanation for Claimed Amount	C2 Capital Group, Inc. (the "Registrant") paid a registration fee of $3,210.84 in connection with the initial filing of the Registration Statement on Form S-1, (File No. 333-294994) initial filed on April 10, 2026. In accordance with Rule 457(b) under the Securities Act of 1933, the Registrant is offsetting $2,994.08 of the total filing fee due in connection with the Original Filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	C2 Capital Group, Inc.
Form or Filing Type	S-1
File Number	333-294994
Filing Date	Apr. 10, 2026
Fee Paid with Fee Offset Source	$ 3,210.84
Offset Note	C2 Capital Group, Inc. (the "Registrant") paid a registration fee of $3,210.84 in connection with the initial filing of the Registration Statement on Form S-1, (File No. 333-294994) initial filed on April 10, 2026. In accordance with Rule 457(b) under the Securities Act of 1933, the Registrant is offsetting $2,994.08 of the total filing fee due in connection with the Original Filing.